INVESTMENTS IN ASSOCIATED COMPANIES (Narrative) (Details)	1 Months Ended	2 Months Ended	6 Months Ended		12 Months Ended
	Feb. 28, 2021 numberOfDrillingUnits	Dec. 31, 2020 USD ($)	Jun. 30, 2021 USD ($) drillingRig	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 numberOfDrillingUnits	Aug. 26, 2021 USD ($)
Schedule of Equity Method Investments [Line Items]
Number of drilling units | drillingRig			2
Financial Guarantee
Schedule of Equity Method Investments [Line Items]
Amount guaranteed by Ship Finance		$ 83,100,000	$ 83,100,000		$ 83,100,000
Financial Guarantee | Subsequent Event
Schedule of Equity Method Investments [Line Items]
Amount guaranteed by Ship Finance							$ 83,000,000
West Linus and West Hercules
Schedule of Equity Method Investments [Line Items]
Number of drilling units | numberOfDrillingUnits	2
River Box Holding Inc. ("River Box")
Schedule of Equity Method Investments [Line Items]
Proceeds from dividends received			700,000
SFL Deepwater, SFL Hercules And SFL Linus
Schedule of Equity Method Investments [Line Items]
Number of drilling units | numberOfDrillingUnits						3
Proceeds from dividends received				$ 0	$ 0
SFL Hercules Ltd (“SFL Hercules”)
Schedule of Equity Method Investments [Line Items]
Proceeds from dividends received			$ 0
SFL Hercules Ltd (“SFL Hercules”) | Financial Guarantee | Subsequent Event
Schedule of Equity Method Investments [Line Items]
Cash contribution							5,000,000
Seadrill | Financial Guarantee | Subsequent Event
Schedule of Equity Method Investments [Line Items]
Accounts Payable							$ 3,000,000
Minimum | West Linus and West Hercules
Schedule of Equity Method Investments [Line Items]
Expected revenue to be collected under existing charter agreements (as percentage)	65.00%	65.00%
Maximum | West Linus and West Hercules
Schedule of Equity Method Investments [Line Items]
Expected revenue to be collected under existing charter agreements (as percentage)	75.00%	75.00%
River Box Holding Inc. ("River Box")
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership (in percentage)		49.90%			49.90%